Net (Loss) / Income Per Share - Schedule of Basic and Diluted Net Losses Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Basic net (loss) / income per share
Net (loss) / income attributable to owners of the Company	$ 7,649	$ (30,474)
Weighted average number of ordinary shares outstanding	55,143,590	55,051,351
Basic net (loss) / income per share (USD per share)	$ 0.14	$ (0.55)
Diluted net (loss) / income per share
Net (loss) / income attributable to owners of the Company	$ 7,649	$ (30,474)
Weighted average number of ordinary shares outstanding	55,554,249	55,051,351
Diluted net (loss) / income per share (USD per share)	$ 0.14	$ (0.55)